Commitments and Contingencies - Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2014	$ 85
2015	82
2016	66
2017	60
2018	53
Thereafter	266
Total	$ 612